Consolidated Statements of Loss and Retained Earnings - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Outbound phone	$ 2,528,580	$ 3,275,739	$ 14,877,954	$ 15,423,110
Analytics and other	159,253	171,171	1,439,303	1,727,508
Revenues, Total	2,687,833	3,446,910	16,317,257	17,150,618
Operating expenses:
Production costs	1,659,476	2,260,125	10,422,413	9,922,050
Selling, general, and administrative	934,043	1,160,194	4,788,147	6,449,761
Depreciation and amortization	178,197	137,135	746,059	523,127
Operating expenses, Total	2,771,716	3,557,454	15,956,619	16,894,938
Operating loss	(83,883)	(110,544)	360,638	255,680
Other income (expense):
Gain on bargain purchase				2,125,532
Acquisition transaction costs				(1,322,596)
Other income		436	467	5,619
Interest expense	(231,423)	(44,236)	(394,344)	(74,512)
Net income (loss)	(315,306)	(154,344)	(33,239)	989,723
Members' equity (deficit), balance	1,159,246	1,192,485	1,192,485	402,762
Net income (loss)	(315,306)	(154,344)	(33,239)	989,723
Members' equity (deficit), balance	$ 843,940	$ 1,038,141	$ 1,159,246	$ 1,192,485